Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222038 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222038 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222038 | BANK5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222038 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222038 | Sierra Timeshare Receivables Funding
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222038 | Octane Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222038 | SMB Private Education Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222038 | General Motors Financial
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222038 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222038 | Santander Bank Auto Credit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222038 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000222038 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222038 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000222038 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000222038 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000222038 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222038 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222038 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222038 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222039 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222039 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222039 | BANK5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222039 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222039 | Sierra Timeshare Receivables Funding
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222039 | Octane Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222039 | SMB Private Education Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222039 | General Motors Financial
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222039 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222039 | Santander Bank Auto Credit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222039 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000222039 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222039 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000222039 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000222039 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000222039 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222039 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222039 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222039 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%